Condensed Consolidated Statement of Cash Flows - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income (loss)		$ (67,883,898)	$ (21,671,394)
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liabilities		1,781,280	80,040
Depreciation and amortization		1,653,318	841,736
Amortization of deferred financing fees and convertible debt discount		3,484,753	116,857
Stock-based compensation		855,396	992,082
Compensation expense related to equity classified warrants		0	200,373
Change in fair value of derivative liability		208,000	0
Provision for doubtful accounts		641,357	710,882
Loss on disposal of assets		227,800	0
Changes in operating assets and liabilities
Accounts payable		2,335,077	(138,229)
Accrued expenses		14,785,409	550,733
Accounts receivable		(2,610,138)	(1,840,412)
Inventories		(174,460)	(12,676)
Prepaid production costs		(702,945)	96,734
Prepaid expenses and other current assets		(3,311,925)	(635,941)
Advances from customers		233,077	(85,466)
Deferred revenue		(5,350)	(102,845)
Other		(287,872)	(6,250)
Net cash used in operating activities		(48,771,121)	(20,903,776)
Cash Flows from Investing Activities:
Additions to property, plant and equipment		(8,621,917)	(711,727)
Net cash used in investing activities		(8,621,917)	(711,727)
Cash Flows from Financing Activities:
Proceeds from term loans		31,486,824	427,615
Repayment of term loans		(948,928)	(3,140,783)
Proceeds from convertible notes and warrants with related parties		17,600,000	0
Proceeds from temporary equity contributions		0	7,999,961
Convertible notes issuance costs		(124,791)	0
Proceeds from exercise of stock options		87,580	6,750
Payment of deferred financing costs		(500,000)	0
Net cash provided by financing activities		47,600,685	5,293,543
Net increase in cash		(9,792,353)	(16,321,960)
Cash—beginning of period		18,494,248	34,816,208
Cash—end of period	$ 18,494,248	8,701,895	18,494,248
Supplemental disclosure of noncash financing activities:
Issuance of liability classified warrants in connection with debt		987,747	86,963
Issuance of equity classified warrants in connection with debt		4,445,658	0
Capital expenditures not yet paid		239,261	116,000
Interest paid		854,078	110,420
ECP Environmental Growth Opportunities Corp
Cash Flows from Operating Activities:
Net income (loss)	(20)	5,953,450
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liabilities	0	(11,741,349)
Change in fair value of warrant liabilities and forward purchase agreement		(13,074,810)
Interest and dividends earned on marketable securities held in Trust Account	0	(33,673)
Offering costs allocated to derivative warrant liabilities	0	750,743
Offering costs on Founder Shares issued to related party		1,249,759
General and administrative expenses paid by related party		11,775
Amortization of prepaid expenses		648,020
Changes in operating assets and liabilities
Prepaid expenses		(1,371,316)
Other assets		(77,523)
Accounts payable		81,236
Franchise tax payable		178,937
Accrued expenses		3,393,530
Net cash used in operating activities	(20)	(2,289,872)
Cash Flows from Investing Activities:
Investment of cash into Trust Account		(345,000,000)
Net cash used in investing activities		(345,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000
Repayment of Sponsor loan		(188,149)
Working capital loan from related party		499,702
Proceeds from Initial Public Offering, net of underwriters' fees		338,100,000
Proceeds from Private Placement Warrants		9,400,000
Payment of other offering costs		(464,427)
Net cash provided by financing activities	25,000	347,347,126
Net increase in cash	24,980	57,254
Cash—beginning of period		24,980
Cash—end of period	24,980	82,234	$ 24,980
Supplemental disclosure of noncash financing activities:
Deferred underwriting fees payable		12,075,000
Offering costs included in accounts payable	100,187
Offering costs included in accrued expenses	$ 269,192	15,763
Offering costs paid through promissory note—related party		176,374
Deferred offering costs in accrued offering costs and accounts payable at December 31, 2020		$ 369,379